General Company Information (Details) kr / shares in Units, $ / shares in Units, $ in Thousands									1 Months Ended				9 Months Ended
	Oct. 20, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) $ / shares	Oct. 13, 2022 shares	Oct. 03, 2022 USD ($)	Jun. 07, 2022 USD ($) $ / shares shares	Nov. 09, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Feb. 05, 2021 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 31, 2023 kr / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 DKK (kr) kr / shares	Oct. 31, 2022 DKK (kr)	Aug. 31, 2022 kr / shares	Jul. 07, 2022	Jun. 07, 2022 kr / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 kr / shares	Nov. 30, 2021 DKK (kr)	Nov. 19, 2021	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 DKK (kr) kr / shares shares	Jan. 04, 2021 kr / shares	Aug. 10, 2020 kr / shares
General Company Information
Share capital													$ 4,415		$ 3,886	kr 24,139,413					$ 3,755				kr 23,141,524	kr 19,198,668
American Depositary Shares [Member]
General Company Information
Number of shares issued and sold	114,402		114,402										3,323,212
Number of ordinary shares per ADS													1	1
Ordinary shares purchase price | $ / shares		$ 2.76											$ 1.79
Ordinary shares par value | kr / shares														kr 1
Total proceeds from sale of ordinary shares | $				$ 300									$ 6,000
Ordinary Shares [Member]
General Company Information
Number of shares issued and sold											269,136	745,380
Ordinary shares purchase price | $ / shares											$ 8.89	$ 8.89
Ordinary shares authorized on capital																											19,198,668
Ordinary shares par value | kr / shares																kr 1		kr 1				kr 1					kr 1	kr 1	kr 1
Total proceeds from sale of ordinary shares | $											$ 2,400	$ 6,600
Share capital | kr	kr 24,092,330	$ 24,092,330															kr 24,139,413								kr 23,141,524		kr 19,198,668
IPO | American Depositary Shares [Member]
General Company Information
Number of shares issued and sold								3,000,000		3,000,000
Number of ordinary shares per ADS																										1	1
Ordinary shares purchase price | $ / shares								$ 10.00		$ 10.00
Aggregate proceeds from IPO | $								$ 25,300
Total proceeds from sale of ordinary shares | $								$ 25,300		$ 25,300
IPO | Ordinary Shares [Member]
General Company Information
Ordinary shares authorized on capital																											3,000,000
Ordinary shares par value | kr / shares																											kr 1
Follow-on public offering
General Company Information
Number of ordinary shares per ADS																							1
Follow-on public offering | American Depositary Shares [Member]
General Company Information
Number of shares issued and sold						3,942,856			3,942,856
Number of ordinary shares per ADS																								1	1
Ordinary shares purchase price | $ / shares						$ 7.00			$ 7.00
Total proceeds from sale of ordinary shares | $						$ 24,900			$ 24,900
Share capital | kr																							kr 23,141,524
Underwriters option to purchase shares | American Depositary Shares [Member]
General Company Information
Number of shares issued and sold						514,285	514,285
Lincoln Park Purchase Agreement [Member] | American Depositary Shares [Member]
General Company Information
Number of ordinary shares per ADS					1														1
Ordinary shares purchase price | $ / shares					$ 2.80
Ordinary shares par value | kr / shares																				kr 1
Number of shares issued as commitment fee					428,572
Value of shares issued as commitment fee | $					$ 1,200